ORGANIZATION, Summary of Financial Information of VIEs Before Eliminating Intercompany Balances and Transactions Between VIEs and Other Entities within Group (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets [Abstract]
Cash and cash equivalents		$ 6,166,880	$ 3,118,988
Restricted cash		859,192	434,938
Accounts receivable, net		362,999	187,035
Prepaid expenses and other assets		1,054,229	535,187
Inventories, net		64,219	26,932
Short-term investments		126,099	102,324
Amounts due from related parties		19,449	4,735
Total current assets		8,939,004	4,410,139
Non-current assets [Abstract]
Property and equipment, net		386,401	318,620
Operating lease right-of-use assets, net		234,555	182,965
Intangible assets, net		39,773	15,020	$ 12,887
Long-term investments		190,482	113,797
Prepaid expenses and other assets		204,804	65,684
Deferred tax assets		99,904	70,340
Total non-current assets		1,516,667	814,030
Total assets		10,455,671	5,224,169
Current liabilities [Abstract]
Accounts payable		121,637	69,370
Accrued expenses and other payables		2,033,461	980,805
Advances from customers		161,379	65,062
Amounts due to related parties		42,613	34,990
Short-term borrowings		0	1,258
Operating lease liabilities		74,506	56,320
Deferred revenue		2,150,165	1,097,868
Income tax payable		52,306	27,212
Total current liabilities		4,636,067	2,362,366
Non-current liabilities [Abstract]
Accrued expenses and other payables		36,159	25,802
Long-term borrowings		0	358
Operating lease liabilities		177,870	144,000
Deferred revenue		343,297	160,708
Unrecognized tax benefits		107	976
Total non-current liabilities		2,399,365	1,689,151
Total liabilities		7,035,432	4,051,517
Revenue [Abstract]
Revenue		4,375,664	2,175,378	826,968
Net loss		(1,624,157)	(1,457,722)	(961,034)
VIEs [Member]
Current assets [Abstract]
Cash and cash equivalents		94,502	111,831
Restricted cash		2,574	237,874
Accounts receivable, net		10,537	8,672
Prepaid expenses and other assets		40,822	25,586
Inventories, net		16,264	6,517
Short-term investments		9,287	30,324
Amounts due from related parties		0	286
Amounts due from intercompanies	[1]	44,928	34,432
Total current assets		218,914	455,522
Non-current assets [Abstract]
Property and equipment, net		35,453	54,092
Operating lease right-of-use assets, net		25,265	27,637
Intangible assets, net		492	300
Long-term investments		16,080	13,961
Prepaid expenses and other assets		11,905	14,312
Deferred tax assets		47,948	32,903
Total non-current assets		137,143	143,205
Total assets		356,057	598,727
Current liabilities [Abstract]
Accounts payable		16,183	11,274
Accrued expenses and other payables		91,186	93,146
Advances from customers		2,192	6,116
Amounts due to related parties		2,347	1,569
Short-term borrowings		0	1,258
Operating lease liabilities		9,787	8,797
Deferred revenue		212,377	133,362
Income tax payable		595	5,850
Amounts due to intercompanies	[1]	70,019	367,537
Total current liabilities		404,686	628,909
Non-current liabilities [Abstract]
Accrued expenses and other payables		1,784	1,357
Long-term borrowings		0	358
Operating lease liabilities		16,527	20,129
Deferred revenue		55,200	49,325
Amounts due to intercompanies	[1]	15,710	12,980
Unrecognized tax benefits		107	976
Total non-current liabilities		89,328	85,125
Total liabilities		494,014	714,034
Revenue [Abstract]
Net loss		(30,435)	(2,108)	(67,816)
Net cash generated from (used in) operating activities		134,060	(77,708)	67,275
Net cash used in investing activities		(27,399)	(69,181)	(27,434)
Net cash generated from (used in) financing activities		(13,023)	199,406	97,398
VIEs [Member] | Third Party Customers [Member]
Revenue [Abstract]
Revenue		562,347	443,401	342,800
VIEs [Member] | Intercompanies [Member]
Revenue [Abstract]
Revenue		$ 145,848	$ 118,833	$ 52,325

[1]	Amounts due from or to intercompanies consist of intercompany receivables or payables to the other companies within the group arising from intercompany transactions, and funds advanced for working capital purpose.